UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund VL
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

914-741-5600
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2011

Item 1. Reports to Stockholders.

THE MERGER FUND VL

SEMI-ANNUAL REPORT

JUNE 30, 2011

Chart 1	Chart 2

PORTFOLIO COMPOSITION	PORTFOLIO COMPOSITION
By Type of Deal*	By Type of Buyer*

Chart 3

PORTFOLIO COMPOSITION
By Deal Terms*

* Data expressed as a percentage of long equity positions as of June 30, 2011

Chart 4

PORTFOLIO COMPOSITION
By Sector(1)*

Chart 5

PORTFOLIO COMPOSITION
By Region*

* Data expressed as a percentage of long equity positions as of June 30, 2011

(1)
    The Global Industry Classifications Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chart 6

GLOBAL MERGER ACTIVITY

Chart 7

AMERICAS MERGER ACTIVITY

Source: Bloomberg M&A Advisory League Tables

The Merger Fund VL
EXPENSE EXAMPLE
June 30, 2011
(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 for the period 1/1/11 – 6/30/11.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 1/1/11	Value 6/30/11	Period 1/1/11 – 6/30/11*
Actual + (1)	$1,000.00	$1,035.40	$12.11
Hypothetical ++ (2)	$1,000.00	$1,012.89	$11.98

+	Excluding dividends on securities sold short, borrowing expense on securities sold short and interest expense, your actual cost of investment in the Fund would be $7.07.
++	Excluding dividends on securities sold short, borrowing expense on securities sold short and interest expense, your hypothetical cost of investment in the Fund would be $7.00.
(1)	Ending account values and expenses paid during period based on a 3.54% return. This actual return is net of expenses.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 2.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Merger Fund VL
SCHEDULE OF INVESTMENTS
June 30, 2011
(Unaudited)

Shares		Value
COMMON STOCKS — 80.10%
	AEROSPACE & DEFENSE — 2.87%
7,200	ITT Corporation (f)	$424,296
	ALTERNATIVE CARRIERS — 0.13%
8,000	Level 3 Communications, Inc. (a)(g)	19,520
	APPAREL, ACCESSORIES & LUXURY GOODS — 0.22%
300	VF Corporation (h)	32,568
	APPLICATION SOFTWARE — 1.85%
24,400	Lawson Software, Inc. (a)(g)	273,768
	BIOTECHNOLOGY — 4.34%
7,250	Cephalon Inc. (a)(g)	579,275
8,360	Savient Pharmaceuticals Inc. (a)(h)	62,616
		641,891
	BROADCASTING & CABLE TV — 0.06%
1,100	CC Media Holdings, Inc. (a)(g)	8,525
	CABLE & SATELLITE TV — 1.64%
10,000	Comcast Corporation Special Class A (g)	242,300
	COMPUTER STORAGE & PERIPHERALS — 0.69%
3,700	EMC Corp. (a)(h)	101,935
	CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS — 7.57%
12,200	Bucyrus International Inc. (g)	1,118,252
	DIVERSIFIED CHEMICALS — 2.14%
16,800	Huntsman Corporation (f)	316,680
	DIVERSIFIED METALS & MINING — 0.33%
2,325	Pilot Gold Inc. (a)(b)(h)	5,304
600	Rio Tinto plc – ADR (h)	43,392
		48,696
	DIVERSIFIED SUPPORT SERVICES — 1.48%
6,400	Iron Mountain Inc. (f)	218,176
	ELECTRONIC EQUIPMENT & INSTRUMENTS — 0.43%
5,400	L-1 Identity Solutions, Inc. (a)(h)	63,450

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2011
(Unaudited)

Shares		Value
	ELECTRIC UTILITIES — 3.95%
4,400	American Electric Power Co. Inc. (f)	$165,792
8,300	DPL Inc. (g)	250,328
3,500	Progress Energy Inc. (f)	168,035
		584,155
	FOOTWEAR — 1.66%
5,700	The Timberland Company (a)(g)	244,929
	GAS UTILITIES — 0.09%
250	Nicor Inc. (h)	13,685
	GENERAL MERCHANDISE STORES — 1.74%
4,900	Family Dollar Stores, Inc. (f)	257,544
	HEALTH CARE EQUIPMENT — 1.31%
2,800	Gen-Probe Inc. (a)(f)	193,620
	HOTELS, RESORTS & CRUISE LINES — 0.91%
3,800	Marriott International Inc. (h)	134,862
	HOUSEHOLD PRODUCTS — 1.77%
3,000	Colgate-Palmolive Company (f)	262,230
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.90%
3,500	Constellation Energy Group Inc. (h)	132,860
	INDUSTRIAL REITS — 1.10%
4,553	ProLogis, Inc. (f)	163,179
	INTEGRATED OIL & GAS — 1.03%
2,900	Marathon Oil Corp. (e)	152,772
	INTEGRATED TELECOMMUNICATION SERVICES — 1.77%
8,300	AT&T Inc. (f)	260,703
	INTERNET SOFTWARE & SERVICES — 0.47%
4,600	Yahoo! Inc. (a)(h)	69,184
	IT CONSULTING & OTHER SERVICES — 0.62%
2,300	Telvent GIT, S.A. – ADR (a)(b)(h)	91,540
	METAL & GLASS CONTAINERS — 0.32%
1,900	Graham Packaging Co. Inc. (a)(e)	47,918
	OIL & GAS EXPLORATION & PRODUCTION — 2.72%
22,800	EXCO Resources Inc. (f)	402,420

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2011
(Unaudited)

Shares		Value
	OIL & GAS REFINING & MARKETING — 0.37%
1,300	Sunoco, Inc. (e)	$54,223
	OIL & GAS STORAGE & TRANSPORTATION — 1.70%
9,100	El Paso Corporation (f)	183,820
2,200	Williams Companies, Inc. (h)	66,550
		250,370
	PACKAGED FOODS & MEATS — 1.19%
9,300	Sara Lee Corp. (f)	176,607
	PAPER PACKAGING — 1.02%
5,050	Temple-Inland Inc. (e)	150,187
	PERSONAL PRODUCTS — 1.14%
2,500	Mead Johnson Nutrition Co. (f)	168,875
	PHARMACEUTICALS — 0.21%
800	Forest Laboratories, Inc. (a)(h)	31,472
	REGIONAL BANKS — 4.58%
85,000	Marshall & Ilsley Corporation (g)	677,450
	SEMICONDUCTOR EQUIPMENT — 3.87%
9,300	Varian Semiconductor Equipment Assoc. Inc. (a)(g)	571,392
	SEMICONDUCTORS — 4.15%
24,900	National Semiconductor Corporation (g)	612,789
	SPECIALIZED FINANCE — 5.31%
18,000	NYSE Euronext (f)	616,860
3,700	TMX Group Inc. (b)(h)	168,034
		784,894
	SPECIALIZED REITS — 1.26%
4,500	Nationwide Health Properties, Inc. (f)	186,345
	SPECIALTY CHEMICALS — 6.90%
7,600	The Lubrizol Corporation (f)	1,020,452
	SPECIALTY STORES — 2.19%
1,000	Barnes & Noble, Inc. (h)	16,580
6,100	BJ’s Wholesale Club, Inc. (a)(f)	307,135
		323,715

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2011
(Unaudited)

Shares		Value
	TRUCKING — 2.10%
4,200	Dollar Thrifty Automotive Group, Inc. (a)(f)	$309,708
	TOTAL COMMON STOCKS (Cost $11,603,440)	11,840,137

EXCHANGE-TRADED FUNDS — 0.09%
100	SPDR S&P 500 ETF Trust (h)	13,197
	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,024)	13,197

RIGHTS — 0.15%
9,250	Sanofi(a)(b)(g)	22,292
	TOTAL RIGHTS (Cost $0)	22,292

WARRANTS — 0.01%
668	Kinross Gold Corporation Class D (a)(b)(h)	1,697
	TOTAL WARRANTS (Cost $2,560)	1,697

Principal Amount
CONVERTIBLE BONDS — 0.34%
	Telvent GIT, S.A. – ADR (h)(i)
$39,000	5.500%, 4/15/2015 (Acquired 06/01/2011, cost $50,247)	50,749
	TOTAL CONVERTIBLE BONDS (Cost $50,247)	50,749

CORPORATE BONDS — 4.77%
	Level 3 Financing, Inc.
234,000	9.250%, 11/1/2014 (h)	241,898
	Washington Mutual, Inc.
410,000	5.250%, 9/15/2017 (d)(h)	463,300
	TOTAL CORPORATE BONDS (Cost $703,699)	705,198

Contracts (100 shares per contract)

PURCHASED PUT OPTIONS — 0.22%
	American Electric Power Co. Inc.
44	Expiration: August 2011, Exercise Price: $33.00 (e)	440
	ASX Ltd.
18	Expiration: September 2011, Exercise Price: AUD 26.50 (e)	492
	AT&T Inc.
86	Expiration: August 2011, Exercise Price: $26.00 (e)	602

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2011
(Unaudited)

Contracts (100 shares per contract)		Value
	Barnes & Noble, Inc.
32	Expiration: July 2011, Exercise Price: $15.00 (e)	$160
	BJ’s Wholesale Club, Inc.
18	Expiration: July 2011, Exercise Price: $45.00 (e)	90
	Blackboard Inc.
27	Expiration: July 2011, Exercise Price: $35.00 (e)	675
	Colgate-Palmolive Company
30	Expiration: August 2011, Exercise Price: $80.00 (e)	1,200
	Constellation Energy Group Inc.
25	Expiration: July 2011, Exercise Price: $25.00 (e)	63
12	Expiration: October 2011, Exercise Price: $30.00 (e)	210
	Deutsche Borse AG
1	Expiration: July 2011, Exercise Price: EUR 60.00 (e)	1,102
	El Paso Corporation
91	Expiration: July 2011, Exercise Price: $17.00 (e)	182
	Energy Select Sector SPDR Fund
4	Expiration: September 2011, Exercise Price: $78.00 (e)	1,940
	Family Dollar Stores, Inc.
49	Expiration: July 2011, Exercise Price: $43.00 (e)	122
	Forest Laboratories, Inc.
8	Expiration: July 2011, Exercise Price: $34.00 (e)	40
	Gen-Probe Inc.
28	Expiration: July 2011, Exercise Price: $60.00 (e)	840
	Huntsman Corporation
16	Expiration: August 2011, Exercise Price: $14.00 (e)	160
71	Expiration: August 2011, Exercise Price: $15.00 (e)	1,065
	Iron Mountain Inc.
9	Expiration: July 2011, Exercise Price: $25.00 (e)	23
63	Expiration: July 2011, Exercise Price: $27.50 (e)	157
	ITT Corporation
16	Expiration: July 2011, Exercise Price: $50.00 (e)	80
32	Expiration: July 2011, Exercise Price: $55.00 (e)	320
	Marathon Oil Corp.
6	Expiration July 2011, Exercise Price $47.00	102
23	Expiration July 2011, Exercise Price $48.00	575
	Marriott International Inc.
38	Expiration: July 2011, Exercise Price: $32.00 (e)	475
	Materials Select Sector SPDR
6	Expiration: September 2011, Exercise Price: $39.00 (e)	957

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2011
(Unaudited)

Contracts (100 shares per contract)		Value
	Mead Johnson Nutrition Co.
25	Expiration: July 2011, Exercise Price: $60.00 (e)	$225
	Nationwide Health Properties, Inc.
45	Expiration: September 2011, Exercise Price: $35.00 (e)	1,125
	Progress Energy Inc.
35	Expiration: July 2011, Exercise Price: $43.00 (e)	262
	ProLogis, Inc.
102	Expiration: July 2011, Exercise Price: $12.00 (e)	510
	Sara Lee Corp.
47	Expiration: July 2011, Exercise Price: $16.00 (e)	235
	Seagate Technology LLC
260	Expiration: July 2011, Exercise Price: $12.00 (e)	130
	Semiconductor HOLDRs Trust
3	Expiration: November 2011, Exercise Price: $37.00 (e)	1,185
	SPDR S&P 500 ETF Trust
32	Expiration: August 2011, Exercise Price: $132.00 (e)	9,312
26	Expiration: September 2011, Exercise Price: $120.00 (e)	2,990
	Sunoco, Inc.
13	Expiration: August 2011, Exercise Price: $34.00 (e)	260
	Technology Select Sector SPDR Fund
36	Expiration: September 2011, Exercise Price: $26.00 (e)	3,456
	Temple-Inland Inc.
25	Expiration: July 2011, Exercise Price: $26.00 (e)	63
	VF Corporation
3	Expiration: July 2011, Exercise Price: $85.00 (e)	15
	Williams Companies, Inc.
22	Expiration: August 2011, Exercise Price: $22.00 (e)	220
	Yahoo! Inc.
46	Expiration: July 2011, Exercise Price: $14.00 (e)	644
	TOTAL PURCHASED PUT OPTIONS (Cost $77,961)	32,704

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2011
(Unaudited)

Shares		Value
SHORT-TERM INVESTMENTS — 8.52%
851,000	Fidelity Institutional Money Market Portfolio 0.13% (c)(h)	$851,000
407,692	Goldman Sachs Financial Square Money Market Fund 0.10% (c)(h)	407,692
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,258,692)	1,258,692
	TOTAL INVESTMENTS (Cost $13,709,623) — 94.20%	$13,924,666

ADR – American Depository Receipt
AUD – Australian Dollars
EUR – Euros
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2011.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2011 the securities represented 0.34% of total net assets.

The Global Industry Classifications Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2011
(Unaudited)

Shares		Value
142	AGL Resources Inc.	$5,781
10,789	Bank of Montreal (a)	685,641
10,000	Comcast Corporation Class A	253,400
741	Deutsche Borse AG (a)	56,307
186	Exelon Corporation	7,968
500	Global Crossing Ltd. (a)	19,190
8,223	Johnson & Johnson	547,899
27	Kinross Gold Corporation (a)	426
700	Nissan Motor Co., Ltd. (a)	7,321
601	Rio Tinto Ltd. (a)	53,896
291	VMware Inc.	29,167
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,478,125)	$1,666,996

(a)Foreign security.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
June 30, 2011
(Unaudited)

Contracts (100 shares per contract)		Value

CALL OPTIONS WRITTEN
	American Electric Power Co. Inc.
44	Expiration August 2011, Exercise Price $38.00	$2,420
	ASX Ltd.
18	Expiration September 2011, Exercise Price AUD 30.00	2,587
	AT&T Inc.
83	Expiration August 2011, Exercise Price $30.00	11,703
	Barnes & Noble, Inc.
10	Expiration July 2011, Exercise Price $18.00	150
	BJ’s Wholesale Club, Inc.
7	Expiration July 2011, Exercise Price $42.50	5,495
10	Expiration July 2011, Exercise Price $47.50	2,850
	British Sky Broadcasting Group
16	Expiration September 2011, Exercise Price GBP 8.40	385
	Colgate-Palmolive Company
30	Expiration August 2011, Exercise Price $85.00	9,900
	Constellation Energy Group Inc.
12	Expiration October 2011, Exercise Price $35.00	4,260
	Dollar Thrifty Automotive Group, Inc.
7	Expiration July 2011, Exercise Price $75.00	385
4	Expiration July 2011, Exercise Price $77.50	60
1	Expiration August 2011, Exercise Price $70.00	460
29	Expiration August 2011, Exercise Price $75.00	4,350
	El Paso Corporation
91	Expiration July 2011, Exercise Price $20.00	4,869
	EXCO Resources Inc.
8	Expiration July 2011, Exercise Price $18.00	400
7	Expiration August 2011, Exercise Price $18.00	630
6	Expiration August 2011, Exercise Price $19.00	330
	Exelon Corporation
19	Expiration October 2011, Exercise Price $38.00	9,500
	Family Dollar Stores, Inc.
49	Expiration July 2011, Exercise Price $50.00	14,945
	Forest Laboratories, Inc.
8	Expiration July 2011, Exercise Price $38.00	1,360
	Foster’s Group Limited
86	Expiration August 2011, Exercise Price AUD 4.44	6,895
	Gen-Probe Inc.
28	Expiration July 2011, Exercise Price $65.00	15,120

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2011
(Unaudited)

Contracts (100 shares per contract)		Value
	Genzyme Corporation
48	Expiration July 2011, Exercise Price $75.00	$6,768
	Graham Packaging Co. Inc.
13	Expiration July 2011, Exercise Price $25.00	325
6	Expiration August 2011, Exercise Price $25.00	240
	Huntsman Corporation
16	Expiration August 2011, Exercise Price $16.00	4,920
71	Expiration August 2011, Exercise Price $18.00	11,005
	Iron Mountain Inc.
63	Expiration July 2011, Exercise Price $32.50	10,395
	ITT Corporation
39	Expiration July 2011, Exercise Price $55.00	15,795
32	Expiration July 2011, Exercise Price $60.00	1,360
	The Lubrizol Corporation
45	Expiration September 2011, Exercise Price $135.00	225
	Marathon Oil Corp.
21	Expiration July 2011, Exercise Price $50.00	6,615
8	Expiration July 2011, Exercise Price $52.50	1,176
	Marriott International Inc.
38	Expiration July 2011, Exercise Price $35.00	4,560
	Mead Johnson Nutrition Co.
25	Expiration July 2011, Exercise Price $65.00	7,050
	Nationwide Health Properties, Inc.
45	Expiration September 2011, Exercise Price $40.00	12,375
	NYSE Euronext
47	Expiration September 2011, Exercise Price $34.00	7,285
32	Expiration September 2011, Exercise Price $35.00	3,200
45	Expiration September 2011, Exercise Price $36.00	3,150
39	Expiration September 2011, Exercise Price $37.00	1,755
1	Expiration September 2011, Exercise Price $38.00	31
	Progress Energy Inc.
35	Expiration July 2011, Exercise Price $48.00	1,050
	ProLogis
102	Expiration July 2011, Exercise Price $15.00	10,200
	Sara Lee Corp.
93	Expiration July 2011, Exercise Price $19.00	2,325
	Sunoco, Inc.
13	Expiration August 2011, Exercise Price $38.00	5,655
	Temple-Inland Inc.
44	Expiration July 2011, Exercise Price $29.00	4,510

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2011
(Unaudited)

Contracts (100 shares per contract)		Value
	VF Corporation
3	Expiration July 2011, Exercise Price $95.00	$4,095
	Williams Companies, Inc.
11	Expiration August 2011, Exercise Price $26.00	4,895
11	Expiration August 2011, Exercise Price $27.00	3,960
	Yahoo! Inc.
46	Expiration July 2011, Exercise Price $15.00	2,254
PUT OPTIONS WRITTEN
	AT&T Inc.
3	Expiration August 2011, Exercise Price $30.00	117
	Barnes & Noble, Inc.
34	Expiration July 2011, Exercise Price $17.00	2,635
	Blackboard Inc.
27	Expiration July 2011, Exercise Price $40.00	2,565
	Seagate Technology LLC
260	Expiration July 2011, Exercise Price $14.00	1,040
	SPDR S&P 500 ETF Trust
26	Expiration August 2011, Exercise Price $124.00	2,509
	TOTAL OPTIONS WRITTEN
	(Premiums received $277,884)	$245,094

AUD – Australian Dollars
GBP – British Pounds

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF FORWARD CONTRACTS
June 30, 2011
(Unaudited)

							Unrealized
Settlement	Currency to		U.S. $ Value at	Currency to		U.S. $ Value at	Appreciation
Date	be Delivered		June 30, 2011	be Received		June 30, 2011	(Depreciation)
7/13/11	6,480	Australian Dollars	$6,939	6,856	U.S. Dollars	$6,856	$(83)
7/25/11	164,535	Australian Dollars	175,897	170,089	U.S. Dollars	170,089	(5,808)
7/25/11	174,077	U.S. Dollars	174,077	164,535	Australian Dollars	175,897	1,820
9/1/11	38,184	Australian Dollars	40,615	40,234	U.S. Dollars	40,234	(381)
9/30/11	218,150	Australian Dollars	231,231	230,780	U.S. Dollars	230,780	(451)
10/26/11	121,123	Australian Dollars	127,958	124,454	U.S. Dollars	124,454	(3,504)
1/12/12	52,360	Australian Dollars	54,768	53,302	U.S. Dollars	53,302	(1,466)
7/28/11	391,610	Canadian Dollars	405,750	407,727	U.S. Dollars	407,727	1,977
7/28/11	407,824	U.S. Dollars	407,824	391,610	Canadian Dollars	405,750	(2,074)
7/29/11	6,975	Canadian Dollars	7,227	7,122	U.S. Dollars	7,122	(105)
3/14/12	170,240	Canadian Dollars	175,299	173,096	U.S. Dollars	173,096	(2,203)
7/14/11	60,000	Euros	86,977	84,069	U.S. Dollars	84,069	(2,908)
7/29/11	24,130	Euros	34,963	33,512	U.S. Dollars	33,512	(1,451)
7/29/11	219	U.S. Dollars	219	156	Euros	226	7
9/7/11	581,010	Euros	840,857	825,196	U.S. Dollars	825,196	(15,661)
9/7/11	12,707	U.S. Dollars	12,706	8,900	Euros	12,880	174
9/26/11	475,824	Euros	688,262	681,450	U.S. Dollars	681,450	(6,812)
10/26/11	71,094	Euros	102,737	103,583	U.S. Dollars	103,583	846
10/26/11	2,405	U.S. Dollars	2,405	1,628	Euros	2,353	(52)
7/28/11	257,720	British Pounds	413,481	418,202	U.S. Dollars	418,202	4,721
7/28/11	75,361	U.S. Dollars	75,361	46,900	British Pounds	75,245	(116)
8/25/11	570,095	British Pounds	914,314	925,966	U.S. Dollars	925,966	11,652
8/25/11	244,083	U.S. Dollars	244,083	150,939	British Pounds	242,075	(2,008)
10/25/11	730,484	Swiss Franc	869,635	839,522	U.S. Dollars	839,522	(30,113)
			$6,093,585			$6,039,586	$(53,999)

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
June 30, 2011
(Unaudited)

				Unrealized
Termination				Appreciation
Date	Security	Shares	Notional	(Depreciation)	Counterparty
12/31/11	ASX Ltd.	6,700	215,375	$(17,301)	JPMorgan Chase & Co. Inc.
12/31/11	British Sky Broadcasting Group	10,000	136,201	2,283	Merrill Lynch & Co. Inc.
12/31/11	British Sky Broadcasting Group	40,545	552,227	29,459	JPMorgan Chase & Co. Inc.
8/30/11	Bulgari SpA	1,957	34,368	1,583	JPMorgan Chase & Co. Inc.
8/17/11	Demag Cranes AG	1,478	95,913	(655)	JPMorgan Chase & Co. Inc.
12/31/11	Foster’s Group Limited	8,600	47,376	6,089	JPMorgan Chase & Co. Inc.
12/31/11	Hillgrove Resources Ltd.	131,200	32,918	(12,257)	JPMorgan Chase & Co. Inc.
12/31/11	Infigen Energy	16,200	5,621	(11,793)	JPMorgan Chase & Co. Inc.
12/31/11	Indophil Resources NL	259,866	99,867	(93,795)	JPMorgan Chase & Co. Inc.
11/30/11	MAN SE	4,911	655,528	(8,215)	JPMorgan Chase & Co. Inc.
12/31/11	Renault SA	200	11,719	(565)	JPMorgan Chase & Co. Inc.
8/30/11	Rhodia SA	18,100	817,396	13,015	JPMorgan Chase & Co. Inc.
12/31/11	Smith & Nephew PLC	30,900	320,355	(8,418)	Merrill Lynch & Co. Inc.
1/15/12	Synthes, Inc.	7,500	1,316,609	42,794	JPMorgan Chase & Co. Inc.
8/30/11	Tognum AG	2,400	89,856	5,599	JPMorgan Chase & Co. Inc.
12/30/11	Daimler AG	(26)	(1,926)	(54)	JPMorgan Chase & Co. Inc.
8/3/11	London Stock Exchange PLC	(235)	(3,608)	(465)	JPMorgan Chase & Co. Inc.
12/30/11	Volvo AB	(109)	(1,880)	(34)	JPMorgan Chase & Co. Inc.
				$(52,730)

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011
(Unaudited)

ASSETS:
Investments, at value (Cost $13,709,623)		$13,924,666
Cash		87
Deposits at brokers		1,370,734
Receivable from brokers		1,478,125
Receivable for investments sold		387,734
Receivable for forward currency exchange contracts		21,066
Receivable for fund shares issued		920
Dividends and interest receivable		11,044
Swap dividends receivable		12,582
Prepaid expenses and other receivables		771
Total Assets		17,207,729
LIABILITIES:
Securities sold short, at value (proceeds of $1,478,125)	$1,666,996
Written option contracts, at value (premiums received $277,884)	245,094
Payable to the investment adviser	737
Payable for forward currency exchange contracts	75,065
Payable for swap contracts	52,730
Payable for swap interest	1,139
Payable for investments purchased	307,272
Payable for fund shares redeemed	431
Dividends and interest payable	43
Accrued expenses and other liabilities	77,431
Total Liabilities		2,426,938
NET ASSETS		$14,780,791
NET ASSETS CONSIST OF:
Accumulated undistributed net investment loss		$(143,326)
Accumulated undistributed net realized gain on investments, securities sold short, written option contracts expired or closed, swap contracts,
foreign currency translation and forward currency exchange contracts		1,293,297
Net unrealized appreciation (depreciation) on:
Investments	$215,043
Securities sold short	(188,871)
Written option contracts	32,790
Swap contracts	(52,730)
Forward currency exchange contracts	(53,999)
Net unrealized depreciation		(47,767)
Paid-in capital		13,678,587
Total Net Assets		$14,780,791
NET ASSET VALUE and offering price per share,
($14,780,791 / 1,294,306 shares of beneficial interest outstanding)		$11.42

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2011
(Unaudited)

INVESTMENT INCOME:
Interest		$4,110
Dividend income on long positions		57,723
Total investment income		61,833
EXPENSES:
Investment advisory fees	$97,327
Professional fees	49,548
Transfer agent and shareholder servicing agent fees	18,023
Fund accounting expense	14,737
Administration fees	12,361
Reports to shareholders	7,711
Custody fees	2,505
Trustees’ fees and expenses	1,561
Federal and state registration fees	380
Miscellaneous expenses	270
Borrowing expense on securities sold short	29,407
Dividends on securities sold short	48,841
Total expenses before expense waiver by adviser		282,671
Less: Expense reimbursed by Adviser (Note 3)		(95,416)
Net expenses		187,255
NET INVESTMENT LOSS		(125,422)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	$719,337
Securities sold short	81,337
Written option contracts expired or closed	(195,281)
Swap contracts	256,328
Foreign currency translation	115
Forward currency exchange contracts	(171,254)
Net realized gain		690,582
Change in unrealized appreciation / depreciation on:
Investments	$128,484
Securities sold short	(114,690)
Written option contracts	69,605
Swap contracts	(111,104)
Forward currency exchange contracts	(8,194)
Net unrealized depreciation		(35,899)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS		654,683
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$529,261

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year Ended
	Ended June 30, 2011	December 31, 2010
	(Unaudited)
Net investment loss	$(125,422)	$(243,193)
Net realized gain on investments, securities sold short,
written option contracts expired or closed, swap contracts,
foreign currency translation and forward currency
exchange contracts	690,582	920,849
Change in unrealized depreciation on investments,
securities sold short, written option contracts, swap
contracts, foreign currency translation and forward
currency exchange contracts	(35,899)	(98,189)
Net increase in net assets resulting from operations	529,261	579,467
Distributions to shareholders from:
Net investment income	—	—
Net realized gains	—	(303,267)
Total dividends and distributions	—	(303,267)
Net increase (decrease) in net assets from
capital share transactions (Note 4)	(565,798)	4,831,452
Net increase (decrease) in net assets	(36,537)	5,107,652

NET ASSETS:
Beginning of period	14,817,328	9,709,676
End of period (including accumulated undistributed net
investment loss of $(143,326) and $(17,904), respectively)	$14,780,791	$14,817,328

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS

	Six Months		Year Ended December 31,
	June 30, 2011		2010	2009		2008		2007	2006
	(Unaudited)
Per Share Data:
Net Asset Value, beginning of period	$11.03		$10.70	$9.88		$9.96		$11.56	$10.96
Income from investment operations:
Net investment income (loss)	(0.10	)(2)	0.02 (1)	(0.35	)(1)	(0.13	)(2)	0.03 (1)	(0.02	)(1)
Net realized and unrealized
gain on investments	0.49		0.54	1.53		0.50		0.20	1.83
Total from investment operations	0.39		0.56	1.18		0.37		0.23	1.81
Less distributions:
Distributions from net investment income	—		—	(0.35)		—		—	—
Distributions from net realized gains	—		(0.23)	(0.01)		(0.45)		(1.83)	(1.21)
Total distributions	—		(0.23)	(0.36)		(0.45)		(1.83)	(1.21)
Net Asset Value, end of period	$11.42		$11.03	$10.70		$9.88		$9.96	$11.56
Total Return	3.54	%(6)	5.30%	11.80%		3.79	%(3)	2.11%	16.55%
Supplemental data and ratios:
Net assets, end of period (000’s)	$14,781		$14,817	$9,710		$4,898		$4,484	$3,794
Ratio of operating expenses to average
net assets including interest expense,
borrowing expense on securities sold short
and dividends on securities sold short:
Before expense waiver	3.63	%(5)	5.26%	7.82%		7.85%		8.53%	8.06%
After expense waiver	2.40	%(5)	3.16%	4.28%		2.98%		4.27%	3.43%
Ratio of operating expenses to average
net assets excluding interest expense,
borrowing expense on securities sold short
and dividends on securities sold short:
Before expense waiver	2.63	%(5)	3.50%	4.94%		6.27%		5.66%	6.03%
After expense waiver	1.40	%(5)	1.40%	1.40%		1.40%		1.40%	1.40%
Ratio of net investment loss
to average net assets
Before expense waiver	(2.84	)%(5)	(4.29)%	(5.69)%		(6.28)%		(5.52)%	(5.99)%
After expense waiver	(1.61	)%(5)	(2.19)%	(2.15)%		(1.41)%		(1.26)%	(1.36)%
Portfolio turnover rate(4)	235.27	%(6)	187.18%	373.07%		743.72%		418.22%	555.55%

(1)	Net investment income per share is calculated using ending balance after consideration of adjustments for permanent book and tax differences.
(2)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	The return would have been 3.06% without the expense credit from the service provider.
(4)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding securities sold short). The denominator includes the average long positions throughout the period.
(5)	Annualized.
(6)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2011 (Unaudited)

Note 1 — ORGANIZATION

The Merger Fund VL (the “Fund”) is a no-load, open-end, non-diversified investment company organized as a statutory trust under the laws of Delaware on November 22, 2002, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on May 26, 2004.  The investment objective of the Fund is to seek to achieve capital growth by engaging in merger arbitrage.  Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations.  Shares of the Fund are not offered directly to the public.  The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts.  At June 30, 2011, 96.5% of the shares outstanding of the Fund were owned by three insurance companies.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A.    Investment Valuation

Securities listed on the NASDAQ Global Market and the NASDAQ Global Select Market are valued at the NASDAQ Official Closing Price (“NOCP”).  Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the last sale price. Securities not listed on an exchange and securities for which there are no transactions are valued at the average of the closing bid and asked prices.  When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used.  Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The Adviser (as defined herein) reserves the right to value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices, when such prices are believed unrepresentative of fair market value as determined in good faith by the Adviser.  When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. At June 30, 2011, the Fund did not have any fair valued securities.  Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2011 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2011. These assets and liabilities are measured on a recurring basis.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$11,840,137	$—	$—	$11,840,137
Exchange-Traded Funds	13,197	—	—	13,197
Rights	22,292	—	—	22,292
Warrants	—	1,697	—	1,697
Convertible Bonds	—	50,749	—	50,749
Corporate Bonds	—	705,198	—	705,198
Purchased Put Options	31,110	1,594	—	32,704
Short-Term Investments	1,258,692	—	—	1,258,692
Forward Currency Exchange Contracts**	—	21,066	—	21,066
Liabilities
Securities Sold Short	$1,612,674	$54,322	$—	$1,666,996
Options Written	235,227	9,867	—	245,094
Forward Currency Exchange Contracts**	—	75,065	—	75,065
Swap Contracts**	—	52,730	—	52,730

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund did not invest in Level 3 Securities at June 30, 2011.  There were no transfers into or out of Level 1 or 2 during the period.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2011 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in generally accepted accounting principles and the International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with generally accepted accounting principles and IFRS.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

B.     Securities Sold Short

The Fund may sell securities or currencies short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities.  The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned which is recorded as an expense by the Fund. As collateral for its securities sold short, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.     Transactions with Brokers for Securities Sold Short

The Fund’s receivable from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with two securities dealers.  The Fund does not require the brokers to maintain collateral in support of the receivable from brokers for proceeds on securities sold short.  The Fund maintains cash deposits at brokers beyond the receivable for short sales.  These cash deposits are presented as deposits at brokers on the Statement of Assets and Liabilities.

D.     Federal Income Taxes

No provision for federal income taxes has been made since the Fund has complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2011 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to income tax positions taken or expected to be taken on a tax return.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.  As of June 30, 2011, open Federal and New York tax years include the tax years ended December 31, 2007 through 2010.  The Fund has no examination in progress.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies.  The changes are generally effective for taxable years beginning after the date of enactment.   One of the more prominent changes addresses capital loss carryforwards.  Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulations.

E.     Written Option Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.  The Fund writes (sells) call options to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market daily to reflect the current value of the written option contract. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Written option contracts are valued at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the written option contract is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security. With written option contracts, there is minimal counterparty credit risk to the Fund since written option contracts are exchange traded.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2011 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F.     Purchased Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.  The Fund purchases put or call options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued daily at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract purchased is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.  With purchased options, there is minimal counterparty credit risk to the Fund since purchased options are exchange traded.

G.     Forward Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund may use forward currency exchange contracts to hedge against changes in the value of foreign currencies.  The Fund may enter into forward currency exchange contracts obligating the Fund to deliver or receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires.  Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.  The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly.  The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future.  The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted.  A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

H.     Equity Swap Contracts

The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives.  The Fund has entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2011 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 25 to 100 basis points.

The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities.

I.      Distributions to Shareholders

Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at December 31, 2010. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

J.      Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.     Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2011 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.  However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

L.     When-Issued Securities

The Fund may engage in securities transactions on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. During this period, the securities are subject to market fluctuations. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short-sale positions. When delayed-delivery purchases are outstanding, the Fund segregates and maintains at all times cash, cash equivalents or other liquid securities in an amount at least equal to the market value.

M.    Cash Equivalents

The Fund considers highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents.  Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

N.     Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

O.     Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

P.     Other

Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method. Expenses include $29,407 of borrowing expense on securities sold short. The Fund may utilize derivative instruments such as options, forward currency exchange contracts and other instruments with similar characteristics

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2011 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

Q.     Counterparty Risk

The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

R.     The Right to Offset

Financial assets and liabilities as well as cash collateral received and posted are offset by counterparty, and the net amount is reported in the Statement of Assets and Liabilities when the Fund believes there exists a legally enforceable right to set off the recognized amounts.

S.      Derivatives

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2011: long option contracts (57,772 contracts) were purchased and $215,829 premiums were paid, written option contracts (7,737 contracts) were opened and $1,309,745 premiums were received, equity swap contracts were opened for a notional value of $7,047,707 and closed for a notional value of $4,729,530 and an average of 18 forward currency exchange contract positions were open during the year.

Statement of Assets and Liabilities:
Fair values of derivative instruments as of June 30, 2011:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and		Assets and
Derivatives	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Equity Contracts:
Purchased Options	Investments	$32,704	N/A	$—
Written Option Contracts	N/A	—	Written Options	245,094
Swap Contracts	N/A	—	Payables	52,730

Foreign exchange contracts:
Forward Foreign Currency
Exchange Contracts	Receivables	21,066	Payables	75,065
Total		$53,770		$372,889

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2011 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statement of Operations:
The effect of derivative instruments on the Statement of Operations for the six month period ended June 30, 2011:

Amount of Realized Gain (Loss) on Derivatives

			Forward
		Written	Currency
	Purchased	Options	Exchange	Swap
Derivatives	Options	Contracts	Contracts	Contracts	Total
Equity contracts	$(129,131)	$(195,281)	$—	$256,328	$(68,084)
Foreign exchange contracts	—	—	(171,254)	—	(171,254)
Total	$(129,131)	$(195,281)	$(171,254)	$256,328	$(239,338)

Change in Unrealized Appreciation (Depreciation) on Derivatives

			Forward
		Written	Currency
	Purchased	Options	Exchange	Swap
Derivatives	Options	Contracts	Contracts	Contracts	Total
Equity contracts	$(22,332)	$69,605	$—	$(111,104)	$(63,831)
Foreign exchange contracts	—	—	(8,194)	—	(8,194)
Total	$(22,332)	$69,605	$(8,194)	$(111,104)	$(72,025)

Note 3 — AGREEMENTS

The Fund’s investment adviser is Westchester Capital Management, LLC (the “Adviser”) pursuant to an investment advisory agreement with the Adviser dated as of January 1, 2011.  Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund’s average daily net assets.  Certain officers of the Fund are also officers of the Adviser.  The Adviser has agreed to reduce its fees and reimburse the Fund to the extent total annualized expenses, excluding interest expense, borrowing expense on securities sold short and dividends on securities sold short, exceed 1.40% of average daily net assets.  The agreement expires on June 30, 2013.  The agreement permits the Adviser to recover the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund’s operating expenses, excluding interest expense, borrowing expense on securities sold short and dividends on securities sold short, to exceed the cap on expenses.  For the six months ended June 30, 2011, the Adviser reimbursed $95,416 to the Fund.

Reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
12/31/11	$227,119
12/31/12	$220,029
12/31/13	$232,770
12/31/14	$ 95,416

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2011 (Unaudited)

Note 3 — AGREEMENTS (continued)

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, dividend paying agent and shareholder servicing agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

Note 4 — SHARES OF BENEFICIAL INTEREST

The Board of Trustees has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	June 30, 2011		December 31, 2010
	Shares	Amount	Shares	Amount
Sold	181,942	$2,052,442	859,594	$9,564,764
Reinvested	—	—	27,495	303,267
Redeemed	(230,832)	(2,618,240)	(451,639)	(5,036,579)
Net Increase (Decrease)	(48,890)	$(565,798)	435,450	$4,831,452

Note 5 — INVESTMENT TRANSACTIONS

Purchases and sales of securities for the six months ended June 30, 2011 (excluding short-term investments, options and short positions) aggregated $36,207,442 and $33,547,842, respectively. There were no purchases or sales of U.S. Government securities.

At December 31, 2010, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments*	$13,715,195
Gross unrealized appreciation	$315,515
Gross unrealized depreciation	(255,469)
Net unrealized appreciation	$60,046
Undistributed ordinary income	$883,133
Undistributed long-term capital gain	—
Total distributable earnings	$883,133
Other accumulated losses	$(370,236)
Total accumulated gains	$572,943

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and constructive sales.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2011 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS (continued)

The tax components of dividends paid during the six months ended June 30, 2011 and the fiscal year ended December 31, 2010 were as follows:

	2011	2010
Ordinary Income	$—	$303,267
Long-Term Capital Gains	—	—
Total Distributions Paid	$—	$303,267

The Fund designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gains to zero for the tax year ended December 31, 2010.

For the fiscal year ended December 31, 2010, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the fiscal year ended December 31, 2010 was 34.62% (unaudited) for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended December 31, 2010 was 31.91% (unaudited) for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2010 was 100.00% (unaudited) for the Fund.

Note 6 — WRITTEN OPTION CONTRACTS

The premium amount and the number of option contracts written during the six months ended June 30, 2011 were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at December 31, 2010	1,506	$244,754
Options written	7,737	1,309,745
Options closed	(4,163)	(877,091)
Options exercised	(1,599)	(233,760)
Options expired	(1,566)	(165,764)
Options outstanding at June 30, 2011	1,915	$277,884

The Merger Fund VL
AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600

Administrator, Transfer Agent, Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Michael T. Shannon
Michael J. Downey
James P. Logan, III
Barry Hamerling

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
  Chief Compliance Officer
Jane Perl, Secretary

Counsel
Fulbright & Jaworski L.L.P.
666 Fifth Avenue
New York, NY  10103

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Milwaukee, WI  53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Principal Executive Officers and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)*                    /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date     8/17/11

By (Signature and Title)*                    /s/ Roy Behren
Roy Behren, Co-President

Date     8/17/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date     8/17/11
By (Signature and Title)*                   /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date     8/17/11
* Print the name and title of each signing officer under his or her signature.